Securitizations and Variable Interest Entities - Classification of consolidated VIEs' assets and liabilities (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2021
Consolidated VIE assets
Cash and cash equivalents		¥ 3,675,554	¥ 3,316,238	¥ 3,836,088
Trading assets
Derivatives	[1]	2,122,000	1,554,000
Office buildings, land, equipment and facilities		430,675	419,047
Other		786,317	773,586
Total		51,531,980	43,412,156
Trading liabilities
Derivatives	[1],[2]	2,606,000	1,660,000
Borrowings
Short-term borrowings		1,273,660	1,050,141
Long-term borrowings		10,094,650	9,258,306
Total		48,304,679	40,439,353
Variable Interest Entity, primary beneficiary [Member]
Consolidated VIE assets
Cash and cash equivalents		10,000	62,000
Trading assets
Equities		507,000	555,000
Debt securities		435,000	443,000
CMBS and RMBS		23,000	21,000
Investment trust funds and other		1,000
Derivatives		1,000	1,000
Private equity and debt investments		8,000	4,000
Office buildings, land, equipment and facilities		9,000	10,000
Other		179,000	115,000
Total		1,173,000	1,211,000
Trading liabilities
Derivatives		0	0
Borrowings
Short-term borrowings		100,000	95,000
Long-term borrowings		780,000	797,000
Other		4,000	6,000
Total		¥ 884,000	¥ 898,000

[1]	Net derivative assets and net derivative liabilities are generally reported within Trading assets and private equity and debt investments—Trading assets and Trading liabilities, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within Short-term borrowings or Long-term borrowings depending on the maturity of the underlying host contract.
[2]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.